Property Plant and Equipment - Additional Information (Detail) $ in Thousands, € in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020 CLP ($)	Dec. 31, 2020 CLP ($) GW MW	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CLP ($)
Disclosure Of Property Plant And Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects		$ 745,608,250	$ 320,298,423
Capitalized borrowing costs		33,109,819	$ 9,321,354	$ 6,435,646
Weighted average borrowing rate			5.86%
Carrying amount			$ 5,304,476,114	5,290,992,961		$ 5,033,496,472
Cash disbursements		780,827,755	543,844,674
Contractual commitments for the acquisition of property, plants and equipment			185,457,682			303,709,257
Property, plant and equipment pledged as security for liabilities			0			0
Impairment loss recognised	$ 378,993	0	0	0
Write Off Of Property Plant And Equipment			1,629,983
Depreciation		211,528,014	221,383,299
Retirement of property plant and equipment			1,880,608
Write-off Property, Plant and Equipment			3,510,591
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects		744,544,601	320,298,423
Capitalized borrowing costs		25,539,316	17,610,861	16,710,963
Carrying amount			1,048,988,931	862,274,093		1,567,685,720
Networks, investments in operating plants and new projects under construction
Disclosure Of Property Plant And Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects		$ 1,567,685,720	1,048,988,931
Hydroelectric Power Plant [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount			541,401,896			637,303,224
Installed capacity of power plant | MW		150
Sol de Lila, Azabache, Domeyko, Valle del Sol, Finis Terrae, Renaico II, Cerro Pabellón and Campos del Sol projects [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount			17,485,325			436,164,981
Installed capacity of power plant | GW		1.3
Tarapaca Plant [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount after impairment						1,613,803
Impairment loss recognised			197,188,542
Bocamina I [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount after impairment			6,362,581
Impairment loss recognised			82,831,721
Bocamina II [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount after impairment						2,014,684
Impairment loss recognised		$ 697,856,387
Depreciation			4,083,855
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount			77,754,923	$ 74,753,283		78,366,909
Distribution [Member] | Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount			$ 173,566,099			148,835,155
Generating Companies [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Insurance Policies Amount For All Risks					€ 1,000	873,300,000
Third Party Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount					500	436,650,000
Environmental Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount					€ 20	$ 17,466,000
Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate		4.60%
Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate		6.84%